RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of management fees (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Company controlled by the President and CEO [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 35,000	$ 0	$ 0
CFO [Member]
Disclosure of transactions between related parties [line items]
Management fees	30,000	0
Former Interim CEO [Member]
Disclosure of transactions between related parties [line items]
Management fees	27,127	0	0
Former CFO of the Company [Member]
Disclosure of transactions between related parties [line items]
Management fees	0	0	55,000
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 92,127	$ 0	$ 55,000